UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2010

Date of reporting period: SEPTEMBER 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (58.86%)
Bank Debt (26.52%) (1)
Book, Periodical, and Music Stores (1.83%)
Borders Group, Inc., 2nd Lien Term Loan, LIBOR + 12.25%, due 4/1/14	$8,199,096	$8,393,142	1.83%

Communications Equipment Manufacturing (2.89%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14	$13,853,427	13,227,075	2.89%

Computer and Peripheral Equipment Manufacturing (1.27%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 3.5% PIK, due 11/22/12	$5,253,527	5,824,478	1.27%

Electric Power Generation, Transmission and Distribution (2.05%)
La Paloma Generating Company, Residual Bank Debt (3)	$1,885,234	211,506	0.05%
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan, LIBOR + 3.5%, due 10/10/14	$4,732,010	4,870,173	1.06%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan, LIBOR + 3.5%, due 10/10/14	$4,186,273	4,286,562	0.94%
Total Electric Power Generation, Transmission and Distribution		9,368,241

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.69%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%, due 10/2/13	$208,431	209,093	0.05%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$2,855,445	2,942,827	0.64%
Total Machine Shops; Turned Products; and Screw, Nut, and Bolt Manufacturing		3,151,920

Offices of Real Estate Agents and Brokers (1.00%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$6,927,199	7,351,006	1.61%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$(1,534,593)	(2,782,078)	(0.61)%
Total Offices of Real Estate Agents and Brokers		4,568,928

Other Financial Investment Activities (3.30%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, due 12/31/12	$10,071,825	10,090,710	2.21%
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$4,477,599	4,968,415	1.09%
Total Other Financial Investment Activities		15,059,125

Other Investment Pools and Funds (1.56%)
Vion Holdings II, LLC, Senior Secured Term Loan, LIBOR + 11%, due 2/27/12	$7,150,648	7,150,648	1.56%

Radio and Television Broadcasting (4.36%)
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	$751,898	828,125	0.18%
Encompass Digital Media Group, Inc., 1st Lien Term Loan, 13%, due 12/31/14	$17,121,963	19,114,105	4.18%
Total Radio and Television Broadcasting		19,942,230

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Support Activities for Mining (1.83%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 11.5%, due 12/31/11	$3,277,291	$3,277,291	0.72%
Trico Marine Services, Inc., Senior Secured Super Priority DIP Term Loan, LIBOR + 11.5%, due 3/11/11	$1,310,916	1,310,916	0.29%
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)	$3,683,509	3,624,573	0.79%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)	$129,000	129,000	0.03%
Total Support Activities for Mining		8,341,780

Wired Telecommunications Carriers (5.74%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Netherlands) (4)	€2,087,664	2,359,361	0.52%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15	$1,970,712	1,996,545	0.44%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%, due 8/9/16 - (Netherlands) (4)	€4,787,713	5,404,399	1.18%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (4)	€2,949,564	2,694,354	0.59%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17 - (Netherlands) (4)	€24,772,026	13,762,451	3.01%
Total Wired Telecommunications Carriers		26,217,110

Total Bank Debt (Cost $131,108,376)		121,244,677

Other Corporate Debt Securities (32.34%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (2.25%)
NCO Group, Inc., Senior Secured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$5,320,830	5,370,206	1.17%
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$5,010,255	4,950,625	1.08%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		10,320,831

Aerospace Product and Parts Manufacturing (0.89%)
Hawker Beechcraft, Inc., Senior Secured Notes, 8.5%, due 4/1/15	$2,559,236	2,595,995	0.57%
Hawker Beechcraft, Inc., Senior Secured Notes, 8.875% Cash or 9.625% PIK, due 4/1/15	$1,487,221	1,486,704	0.32%
Total Aerospace Product and Parts Manufacturing		4,082,699

Architectural, Engineering, and Related Services (4.79%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$7,319,549	11,249,481	2.46%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$2,625,683	2,638,601	0.58%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (5)	$8,010,534	8,010,534	1.75%
Total Architectural, Engineering, and Related Services		21,898,616

Basic Chemical Manufacturing (0.89%)
Kronos International, Inc., Senior Secured Notes, 6.5%, due 4/15/13 (4)	€3,471,163	4,079,202	0.89%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Data Processing, Hosting, and Related Services (0.18%)
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17 (5)	$668,792	$804,935	0.18%

Full-Service Restaurants (2.85%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$11,583,061	13,038,250	2.85%

Gambling Industries (1.36%)
Harrah's Operating Company, Inc., Senior Secured Notes, 11.25%, due 6/1/17	$18,045	19,890	-
Harrah's Operating Company, Inc., Senior Secured Notes, 10%, due 12/15/18	$7,695,000	6,213,712	1.36%
Total Gambling Industries		6,233,602

Health and Personal Care Stores (0.44%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$1,857,190	1,993,398	0.44%

Industrial Machinery Manufacturing (1.51%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$6,141,466	6,912,000	1.51%

Nonferrous Metal (except Aluminum) Production and Processing (2.03%)
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15 (2), (5)	$8,990,670	9,304,859	2.03%

Oil and Gas Extraction (0.84%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$2,512,620	2,634,625	0.58%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$1,123,925	1,185,160	0.26%
Total Oil and Gas Extraction		3,819,785

Other Information Services (3.58%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11 (5)	$15,411,506	16,379,105	3.58%

Other Professional, Scientific, and Technical Services (1.54%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 - (UK/France/Germany) (5)	$6,092,003	7,021,322	1.54%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.39%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$14,708,608	15,526,014	3.39%

Scheduled Air Transportation (2.66%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$3,430,484	4,572,835	1.00%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$544,246	728,200	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$545,302	731,795	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$3,133,384	3,913,597	0.86%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$501,686	575,935	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$601,723	710,033	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$640,266	859,878	0.19%
Total Scheduled Air Transportation		12,092,273

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount or Shares	Value	Investments

Debt Investments (continued)
Wired Telecommunications Carriers (3.12%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (2), (5)	$9,619,343	$10,088,038	2.21%
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17 (5)	$3,886,292	4,149,315	0.91%
Total Wired Telecommunications Carriers		14,237,353

Wireless Telecommunications Carriers (except Satellite) (0.02%)
Clearwire Communications, LLC, Senior Secured Notes, 12%, due 12/1/15	$63,690	71,115	0.02%

Total Other Corporate Debt Securities (Cost $133,896,128)		147,815,359

Total Debt Investments (Cost $265,004,504)		269,060,036

Equity Securities (31.82%)
Architectural, Engineering, and Related Services (4.72%)
Alion Science & Technology Corporation, Warrants (3)	2,620	142,554	0.03%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	40,618	5,852,709	1.28%
ESP Holdings, Inc., Common Stock (2), (3), (5), (6)	88,670	15,601,484	3.41%
Total Architectural, Engineering, and Related Services		21,596,747

Data Processing, Hosting, and Related Services (0.56%)
Anacomp, Inc., Class A Common Stock (2), (3), (5), (8)	1,253,969	2,576,906	0.56%

Depository Credit Intermediation (0.39%)
Doral Financial Corporation, Common Stock (3)	1,077,794	1,789,138	0.39%

Industrial Machinery Manufacturing (0.54%)
GSI Group, Inc., Common Stock (3), (5)	986,006	2,474,875	0.54%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (3), (5)	30	677	-

Nonferrous Metal (except Aluminum) Production and Processing (7.36%)
International Wire Group, Inc., Common Stock (2), (5), (6)	1,979,441	33,670,291	7.36%

Other Amusement and Recreation Industries (0.05%)
Bally Total Fitness Holding Corporation, Common Stock (3), (5)	6,058	193,196	0.04%
Bally Total Fitness Holding Corporation, Warrants (3), (5)	10,923	52,435	0.01%
Total Other Amusement and Recreation Industries		245,631

Other Electrical Equipment and Component Manufacturing (9.50%)
EP Management Corporation, Common Stock (2), (5), (6), (7)	1,312,720	43,503,541	9.50%

Other Information Services (2.61%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock (3), (5)	4,063,914	11,927,588	2.61%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount or Shares		Value	Investments

Equity Securities (continued)
Radio and Television Broadcasting (0.18%)
Encompass Digital Media Group, Inc., Common Stock (3), (5)		183,824	$835,939	0.18%

Scheduled Air Transportation (0.33%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)		26	281,849	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)		26	279,595	0.06%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)		29	319,488	0.07%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)		27	310,696	0.07%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)		26	308,796	0.07%
Total Scheduled Air Transportation			1,500,424

Semiconductor and Other Electronic Component Manufacturing (0.72%)
AIP/IS Holdings, LLC, Membership Units (3), (5)		352	3,280,922	0.72%

Support Activities for Air Transportation (0.05%)
Alabama Aircraft Industries, Inc., Common Stock (3), (5)		164,636	214,027	0.05%

Wired Telecommunications Carriers (4.81%)
Integra Telecom, Inc., Common Stock (3), (5)		1,274,522	6,026,190	1.32%
Integra Telecom, Inc., Warrants (3), (5)		346,939	-	-
ITC^DeltaCom, Inc., Common Stock (2), (3), (5), (6)		10,890,068	15,790,600	3.45%
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		2,455,500	167,269	0.04%
Total Wired Telecommunications Carriers			21,984,059

Total Equity Securities (Cost $194,198,807)			145,600,765

Total Investments (Cost $459,203,311) (9)			414,660,801

Cash and Cash Equivalents (9.32%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%,
Collateralized by Federal Farm Credit Bank Bonds		$918,682	918,682	0.20%
American Express Credit Corporation, Commercial Paper, 0.08%, due 10/1/10		$10,000,000	10,000,000	2.19%
American Express Credit Corporation, Commercial Paper, 0.08%, due 10/4/10		$7,000,000	6,999,953	1.53%
General Electric Company, Commercial Paper, 0.15%, due 10/15/10		$20,000,000	19,998,833	4.37%
Cash Denominated in Foreign Currencies (Cost $14,447)	CAD	15,078	14,639	-
Cash Denominated in Foreign Currencies (Cost $4,509,562)		€3,370,908	4,582,989	1.00%
Cash Denominated in Foreign Currencies (Cost $54,122)		£35,597	55,938	0.01%
Cash Held on Account at Various Institutions		$112,366	112,366	0.02%
Total Cash and Cash Equivalents			42,683,400

Total Cash and Investments			$457,344,201	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2010

Showing Percentage of Total Cash and Investments of the Registrant

 Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliate issuers during the nine months ended September 30, 2010 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned

Anacomp, Inc., Class A Common Stock	$2,783,811	$-	$-	$2,576,906	$-
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13	9,138,218	765,729	(11,516,574)	-	1,051,064
EaglePicher Corporation, 1st Lien Tranche B Term Loan LIBOR + 4.5%, due 12/31/12	7,827,719	-	(7,827,719)	-	33,453
EP Management Corporation, Common Stock	43,313,196	-	-	43,503,541	-
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,412,228	-	-	5,852,709	-
ESP Holdings, Inc., Common Stock	20,389,788	-	-	15,601,484	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15	6,592,331	-	-	8,010,534	974,871
International Wire Group, Inc., Common Stock	31,869,000	-	(1,621,162)	33,670,291	-
International Wire Group, Inc., Senior Secured Notes, 9.75%, due 4/15/15	-	8,990,670	-	9,304,859	378,628
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13	10,091,445	-	(10,859,639)	-	126,411
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note, LIBOR + 7.5%, due 7/31/14	8,144,989	-	(8,281,636)	-	174,728
ITC^DeltaCom, Inc., Common Stock	20,146,626	-	-	15,790,600	-
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	-	9,619,343	-	10,088,038	493,138

(3)	Non-income producing security.

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8)	Issuer is a controlled company.

(9)	Includes investments with an aggregate market value of $26,696,651 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $245,346,895 and $188,323,019, respectively. Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $459,203,311. Net unrealized depreciation aggregated $44,630,609, of which $66,471,578 related to appreciated investments and $111,102,187 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2010 was $352,714,381, or 77.12% of total cash and investments of the Registrant.

Swaps at September 30, 2010 were as follows:

Instrument	Notional Amount	Fair Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$6,040,944	$(88,099)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2010, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$6,213,713	$1,789,138
2	Other observable market inputs*	44,369,570	98,207,734	18,479,503
3	Independent third-party pricing sources that employ significant unobservable inputs	76,663,600	43,393,912	124,943,261
3	Internal valuations with significant unobservable inputs	211,507	-	388,863
Total		$121,244,677	$147,815,359	$145,600,765

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2010 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$45,255,960	$73,392,113	$96,160,272
Net realized and unrealized gains (losses)	(1,185,001)	3,331,932	9,366,954
Net acquisitions and dispositions	15,572,800	(16,310,292)	(872,312)
Net transfers into category	17,019,841	-	20,389,788
Net transfers out of category	-	(17,019,841)	(101,441)
Ending balance	$76,663,600	$43,393,912	$124,943,261

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(2,830,335)	$1,443,308	$9,936,378

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$211,507	$793,632	$20,389,788
Net realized and unrealized gains (losses)	-	-	(742,758)
Net acquisitions and dispositions	-	(793,632)	1,131,621
Net transfers into category	-	-	-
Net transfers out of category	-	-	(20,389,788)
Ending balance	$211,507	$-	$388,863

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$(742,758)

During the nine months ended September 30, 2010, one investment with a beginning-of-period market value of approximately $6.2 million transferred from Level 2 to Level 1, and one investment transferred from Level 3 to Level 2, due to increased trading volumes.

Valuations of open swap transactions at September 30, 2010 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$(88,099)

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2010 were as follows:

Investment	Acquisition Date	Cost

AIP/IS Holdings, LLC, Membership Units	Var. 2009 & 2010	$723,914
Alabama Aircraft Industries, Inc., Common Stock	Various 2002	3,550,121
Bally Total Fitness Holdings Corporation, Common Stock	4/30/10	45,186,963
Bally Total Fitness Holdings Corporation, Warrants	4/30/10	-
Encompass Digital Media Group, Inc., Common Stock	1/15/10	883,196
GSI Group, Inc., Common Stock	8/20/08	2,545,681
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	8/20/08	6,141,466
Integra Telecom, Inc., Common Stock	11/19/09	8,433,884
Integra Telecom, Inc., Warrants	11/19/09	19,920
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11	Var. 2008 - 2010	15,411,506
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock	12/12/08	1,170,407
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	6,092,002
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	3,367,227
Precision Holdings, LLC, Class C Membership Interests	4/30/10	660
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	11,583,061
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	668,792
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	3,430,484
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	544,246
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	545,302
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	3,133,384
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	501,686
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	601,723
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	640,266
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	130,683
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	129,626
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	170,558
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	178,959
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	152,201
Zayo Group, LLC, 1st Lien Senior Secured Notes, 10.25%, due 3/15/17	3/5/10	3,886,292

ITEM 2.	CONTROLS AND PROCEDURES.
(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:	/s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson

Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 29, 2010

By:	/s/ Paul L. Davis

Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  November 29, 2010